Note 10 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense	$ 3,603,000	$ 0	$ 0	$ 3,603,000
Tax Cuts and Jobs Act, Reclassification from Retained Earnings to AOCI, Tax Effect	697,000
Income Tax Expense (Benefit), Total		$ 11,067,000	$ 8,783,000	$ 19,354,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%	34.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax, Total		$ (70,000)	$ (170,000)	$ (67,000)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0	0	$ 0	$ 0
Unrecognized Tax Benefits, Ending Balance		0
Deferred Tax Assets, Gross, Total		$ 9,700,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year		2015 2016 2017 2018 2019
State and Local Jurisdiction [Member]
Open Tax Year		2015 2016 2017 2018 2019